COLLABORATION INVENTORIES, NET - Summary of Inventories (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
Classes of current inventories [abstract]
Raw materials	$ 22.4	$ 24.1
Work-in-process	5.2	1.1
Finished goods	9.5	6.8
Total collaboration inventories, net	$ 37.1	$ 32.0